UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of June 30, 2018 (Unaudited)

DWS Central Cash Management Government Fund

(formerly Deutsche Central Cash Management Government Fund)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 65.0%
U.S. Government Sponsored Agencies 43.4%
Federal Farm Credit Bank:
1-month USD-LIBOR minus 0.165%, 1.836% *, 11/2/2018	4,000,000	3,999,966
1-month USD-LIBOR minus 0.165%, 1.881% *, 10/9/2018	1,500,000	1,499,978
1-month USD-LIBOR minus 0.135%, 1.911% *, 4/11/2019	10,000,000	10,000,000
1-month USD-LIBOR minus 0.110%, 1.936% *, 3/12/2019	6,250,000	6,249,764
1-month USD-LIBOR minus 0.145%, 1.949% *, 3/29/2019	6,000,000	6,000,000
1-month USD-LIBOR minus 0.145%, 1.953% *, 2/26/2019	4,250,000	4,249,888
1-month USD-LIBOR minus 0.115%, 1.976% *, 7/23/2018	3,500,000	3,499,991
1-month USD-LIBOR plus 0.030%, 2.133% *, 8/27/2018	5,000,000	4,999,939
3-month USD-LIBOR minus 0.180%, 2.178% *, 11/1/2019	5,000,000	5,000,000
3-month USD-LIBOR minus 0.055%, 2.276% *, 8/20/2018	5,000,000	5,001,739
Federal Home Loan Bank:
1.825% **, 7/3/2018	5,250,000	5,249,475
1-month USD-LIBOR minus 0.160%, 1.841% *, 8/3/2018	14,000,000	14,000,000
1.845% **, 7/24/2018	9,239,000	9,228,257
1-month USD-LIBOR minus 0.155%, 1.85% *, 7/5/2018	11,000,000	11,000,000
1.87% **, 8/24/2018	1,500,000	1,495,851
1.88% **, 7/13/2018	35,000,000	34,978,370
1.881% **, 7/23/2018	15,000,000	14,982,996
1-month USD-LIBOR minus 0.090%, 1.915% *, 4/5/2019	7,000,000	7,000,000
1-month USD-LIBOR minus 0.160%, 1.925% *, 7/19/2018	8,500,000	8,500,000
1-month USD-LIBOR minus 0.130%, 1.927% *, 3/22/2019	8,500,000	8,500,000
1-month USD-LIBOR minus 0.145%, 1.928% *, 8/15/2018	4,400,000	4,400,000
1-month USD-LIBOR minus 0.150%, 1.935% *, 7/16/2018	18,000,000	18,000,000
1.947% **, 9/4/2018	8,000,000	7,972,267
1-month USD-LIBOR minus 0.135%, 1.95% *, 11/16/2018	11,000,000	11,000,000
1.951% **, 8/22/2018	22,500,000	22,437,470
1.957% **, 9/7/2018	20,000,000	19,927,089
1.957% **, 9/28/2018	5,000,000	4,976,143
1.962% **, 10/9/2018	10,125,000	10,070,578
1-month USD-LIBOR minus 0.125%, 1.963% *, 6/21/2019	5,500,000	5,500,000
1-month USD-LIBOR minus 0.110%, 1.974% *, 2/22/2019	14,000,000	14,000,000
1-month USD-LIBOR minus 0.090%, 1.995% *, 1/18/2019	5,000,000	5,000,000
3-month USD-LIBOR minus 0.330%, 2.005% *, 12/21/2018	5,250,000	5,250,000
3-month USD-LIBOR minus 0.250%, 2.058% *, 8/3/2018	6,500,000	6,500,000
3-month USD-LIBOR minus 0.250%, 2.109% *, 7/30/2018	6,500,000	6,500,000
Federal Home Loan Mortgage Corp.:
1.774% **, 7/18/2018	9,000,000	8,992,563
1.779% **, 7/16/2018	3,000,000	2,997,806
1.784% **, 8/9/2018	6,800,000	6,787,035
1.815% **, 7/26/2018	10,000,000	9,987,569
1.916% **, 8/20/2018	9,000,000	8,976,375
1-month USD-LIBOR minus 0.16%, 1.925% *, 7/19/2018	10,000,000	10,000,000
1-month USD-LIBOR minus 0.100%, 1.93% *, 8/8/2019	15,000,000	15,000,000
3-month USD-LIBOR minus 0.280%, 2.073% *, 8/10/2018	7,500,000	7,500,000
3-month USD-LIBOR minus 0.250%, 2.088% *, 10/10/2018	10,000,000	10,000,000
3-month USD-LIBOR minus 0.250%, 2.109% *, 7/24/2018	5,000,000	5,000,000
		392,211,109
U.S. Treasury Obligations 21.6%
U.S. Treasury Bills:
1.832% **, 8/23/2018	18,000,000	17,952,121
1.855% **, 7/26/2018	22,500,000	22,471,406
1.872% **, 9/20/2018	4,250,000	4,232,348
1.906% **, 9/27/2018	14,000,000	13,935,662
1.916% **, 9/20/2018	8,500,000	8,463,854
1.921% **, 9/27/2018	17,500,000	17,418,936
1.977% **, 9/20/2018	8,000,000	7,964,900
2.009% **, 10/18/2018	10,000,000	9,940,020
2.059% **, 11/23/2018	10,000,000	9,918,216
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 1.979% *, 4/30/2019	5,000,000	5,000,830
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.049% *, 1/31/2019	5,000,000	5,006,034
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.079% *, 10/31/2018	48,000,000	48,040,561
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.083% *, 7/31/2018	25,250,000	25,255,388
		195,600,276
Total Government & Agency Obligations (Cost $587,811,385)		587,811,385
Repurchase Agreements 35.1%
BNP Paribas, 2.1%, dated 6/29/2018, to be repurchased at $121,021,175 on 7/2/2018 (a)	121,000,000	121,000,000
Wells Fargo Bank, 2.12%, dated 6/29/2018, to be repurchased at $196,134,644 on 7/2/2018 (b)	196,100,000	196,100,000
Total Repurchase Agreements (Cost $317,100,000)		317,100,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $904,911,385)	100.1	904,911,385
Other Assets and Liabilities, Net	(0.1)	(640,120)
Net Assets	100.0	904,271,265

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of June 30, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $123,029,700 U.S. Treasury Note, 2.75%, maturing on 11/15/2023 with a value of $123,420,045.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,372,021	FREMF Mortgage Trust	0.1-3.703	11/25/2023-1/25/2046	580,329
208,127	Federal Agricultural Mortgage Corp.	2.835	11/30/2021	209,274
572,612	Federal Home Loan Bank	1.2-2.75	12/20/2018-6/10/2022	559,325
45,503,332	Federal Home Loan Mortgage Corp.	2.0-6.5	11/1/2025-7/1/2048	45,597,547
135,579,721	Federal National Mortgage Association	1.15-6.625	7/11/2018-8/1/2056	138,258,720
131	Federal National Mortgage Association STRIPS	Zero Coupon	01/15/2028	95
32,482,198	Federal National Mortgage Association- Interest Only	3.0-8.0	3/15/2029-8/25/2047	5,367,209
25,719,237	Freddie Mac Multifamily Structured Pass-Through Certificates	0.815-2.896	3/25/2019-12/25/2041	1,514,397
5,998,231	Government National Mortgage Association	2.5-10.0	2/20/2019-5/20/2048	5,881,418
2,423,012	Tennessee Valley Authority	Zero Coupon-2.875	10/15/2018-9/15/2025	2,053,686
Total Collateral Value				200,022,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$587,811,385	$—	$587,811,385
Repurchase Agreements		317,100,000		317,100,000
Total	$—	$904,911,385	$—	$904,911,385

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018